AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.6%			Southwest Airlines Co.	29,198	$1,576,984
Communication Services - 8.8%			Union Pacific Corp.	8,951	1,449,883
Alphabet, Inc. , Class A*	1,360	$1,660,750	Total Industrials		12,846,688
Comcast Corp., Class A	36,737	1,656,104	Information Technology - 36.2%
Facebook, Inc. , Class A *	8,744	1,557,132	Adobe, Inc.*	5,264	1,454,180
IAC/InterActiveCorp *	6,711	1,462,797	Akamai Technologies, Inc.*	17,658	1,613,588
The Walt Disney Co.	11,548	1,504,935	Amphenol Corp., Class A	15,853	1,529,814
Total Communication Services		7,841,718	Apple, Inc.	8,404	1,882,244
Consumer Discretionary - 11.3%			CDW Corp.	14,119	1,740,026
Dollar General Corp.	11,370	1,807,148	Cisco Systems, Inc.	28,421	1,404,282
The Home Depot, Inc.	7,779	1,804,884	Citrix Systems, Inc.	15,803	1,525,306
Marriott International, Inc. , Class A	11,730	1,458,860	Fidelity National Information Services, Inc.	11,414	1,515,323
O'Reilly Automotive, Inc. *	4,175	1,663,779	Fortinet, Inc. *	19,104	1,466,423
Ross Stores, Inc.	15,983	1,755,732	Global Payments, Inc.	10,725	1,705,275
Starbucks Corp.	18,140	1,603,939	International Business Machines Corp.	10,710	1,557,448
Total Consumer Discretionary		10,094,342	KLA Corp.	11,349	1,809,598
Consumer Staples - 3.8%			Lam Research Corp.	6,704	1,549,361
Church & Dwight Co., Inc.	22,370	1,683,119	Mastercard, Inc., Class A	6,316	1,715,236
Sysco Corp.	22,329	1,772,922	Microsoft Corp.	13,003	1,807,807
Total Consumer Staples		3,456,041	Motorola Solutions, Inc.	9,567	1,630,312
Financials - 8.2%			Oracle Corp.	28,889	1,589,762
American Express Co.	13,600	1,608,608	PayPal Holdings, Inc. *	14,503	1,502,366
The Progressive Corp.	19,094	1,475,012	Texas Instruments, Inc.	13,038	1,685,031
S&P Global, Inc.	6,032	1,477,719	Visa, Inc., Class A	9,521	1,637,707
SVB Financial Group*	6,190	1,293,401	Total Information Technology		32,321,089
Synchrony Financial	43,593	1,486,085	Materials - 3.2%
Total Financials		7,340,825	Berry Global Group, Inc. *	30,101	1,182,066
Health Care - 11.9%			Crown Holdings, Inc. *	25,177	1,663,193
AbbVie, Inc.	20,189	1,528,711	Total Materials		2,845,259
Gilead Sciences, Inc.	24,451	1,549,704	Real Estate - 1.8%
HCA Healthcare, Inc.	12,716	1,531,261	CBRE Group, Inc. , Class A*	29,915	1,585,794
Laboratory Corp. of America Holdings *	9,309	1,563,912	Total Common Stocks
Thermo Fisher Scientific, Inc.	5,415	1,577,227	(Cost $73,984,320)		88,947,825
UnitedHealth Group, Inc.	6,083	1,321,958	Short-Term Investments - 0.5%
Zoetis, Inc.	12,387	1,543,296	Other Investment Companies - 0.5%
Total Health Care		10,616,069	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.85%[1]	150,491	150,491
Industrials - 14.4%
			Dreyfus Institutional Preferred Government
The Boeing Co.	4,061	1,545,089	Money Market Fund, Institutional Shares,
Cintas Corp.	6,326	1,696,001	1.90% [1]	150,491	150,491
Illinois Tool Works, Inc.	10,033	1,570,064	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.87%[1]	155,051	155,051
L3Harris Technologies, Inc.	8,511	1,775,735
			Total Short-Term Investments
Lockheed Martin Corp.	4,674	1,823,140	(Cost $456,033)		456,033
Norfolk Southern Corp.	7,847	1,409,792

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)

Shares	Value
Total Investments - 100.1%
(Cost $74,440,353)	$89,403,858
Other Assets, less Liabilities - (0.1)%	(105,668)
Net Assets - 100.0%	$89,298,190

* Non-income producing security.
[1] Yield shown represents the September 30, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$88,947,825	—	—	$88,947,825
Short-Term Investments
Other Investment Companies	456,033	—	—	456,033
Total Investments in Securities	$89,403,858	—	—	$89,403,858

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

2